SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

The Company and Hideaki Horikiri, the Company’s then CFO and director, currently the Company’s COO and director, entered into those certain two Restricted Common Share Compensation Agreements (collectively, the “Compensation Agreements”), each executed on April 1, 2026 and April 11, 2026, respectively, based on the Companies Act and the resolution regarding the grant of restricted common shares adopted at the meetings of the board of directors of the Company held on March 11, 2026 and March 24, 2026. Pursuant to the Compensation Agreements, the Company issued 4,400,000 and 1,060,000 common shares of the Company to Mr. Horikiri on April 1, 2026 and April 11, 2026, respectively. The issuance of the common shares was in consideration for Mr. Horikiri’s services rendered and included a prohibition on any sale, transfer, loan or pledge of the shares for a period of 20 years from the respective dates of issuance. However, the prohibition may be canceled by a resolution of the Company’s board of directors.

On April 30, 2026, at an extraordinary general meeting of the shareholders of the Company, the shareholders approved, among other things, the establishment of the Class A preferred shares of the Company.

On July 14, 2026, the Company entered into a Class A Preferred Share Purchase Agreement (the “Purchase Agreement”) with a certain institutional investor. Pursuant to the Purchase Agreement, on July 16, 2026, the Company sold and issued 20,000,000 Class A preferred shares of the Company at the price of $0.25 per share, for gross proceeds of $5,000,000.

The Company has evaluated subsequent events after the balance sheet date through September 18, 2026, the date the financial statements were available for issuance. Management has determined that no significant events or transactions have occurred subsequent to the balance sheet date other than the events disclosed above that require both recognition and disclosure in the financial statements.